Employee Benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits
Employee Benefits
13.	Employee Benefits

The Company’s subsidiaries, the VIE and subsidiaries of the VIE incorporated in Chinese mainland participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries, the VIE and subsidiaries of the VIE to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Group has no further commitments beyond its monthly contribution. The total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB43.8 million, RMB56.0 million and RMB75.5 million for the years ended December 31, 2023, 2024 and 2025, respectively.